Related Parties - Summary of Transaction with Entity Providing Key Management Personnel Services (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure Of Transactions Between Related Parties [Abstract]
Key management personnel services	$ 5	$ 4	$ 2
Consultancy services	$ 13	$ 28	$ 26